Property, Plant and Equipment	6 Months Ended
Jun. 30, 2023
Property, plant and equipment [abstract]
Property, Plant and Equipment	14. PROPERTY, PLANT AND EQUIPMENT

	Property	Office fixtures and equipment	Computer software	Operating lease assets	Right-of-use assets	Total(1)
	£m	£m	£m	£m	£m	£m
Cost:
At 1 January 2023	893	831	79	722	272	2,797
Additions	31	48	1	41	23	144
Disposals	(63)	(9)	—	(81)	(22)	(175)
At 30 June 2023	861	870	80	682	273	2,766
Accumulated depreciation:
At 1 January 2023	271	625	73	145	157	1,271
Charge for the period	9	32	—	33	10	84
Disposals	(63)	(8)	—	(30)	—	(101)
At 30 June 2023	217	649	73	148	167	1,254
Carrying amount	644	221	7	534	106	1,512
(1) Property includes assets under construction of £259m (2022: £204m) and investment properties of £17m (2022: £17m).